Derivative Instruments (Narrative) (Details) $ in Thousands, CAD in Millions				12 Months Ended
	Aug. 12, 2015 USD ($) swap_agreements	Sep. 06, 2013 USD ($) swap_agreements	Jan. 05, 2012 USD ($) swap_agreements	Dec. 31, 2015 USD ($) properties CAD / $	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CAD CAD / $	Feb. 28, 2014 CAD CAD / $
credit risk related contingent features default on debt amount				$ 25,000
Derivative Liability, Fair Value, Gross Liability				5,700	$ 5,100
Derivative Asset				36,500	9,700
Derivative Asset, Fair Value, Gross Asset				42,200	14,800
Number of entered into interest rate swap agreements | swap_agreements			3
Proceeds from settlement of derivative				0	$ (5,725)	$ 0
Cash Flow Hedging [Member]
Estimated amount to be reclassified from accumulated other comprehensive income to other expense in the next twelve months				3,100
Interest Rate Swap [Member]
Derivative, Fixed Interest Rate	2.94%	2.38%	2.51%
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net				4,600
Number of entered into interest rate swap agreements | swap_agreements	2	3
Amount of hedged term loan			$ 240,000
Derivative, Notional Amount		$ 240,000	$ 240,000
Fair value of derivatives in a liability position				5,700
Assets Needed for Immediate Settlement, Aggregate Fair Value				$ 5,800
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Derivative, Forward Exchange Rate | CAD / $				1.05			1.05
Monthly CAD Denominated Cash Flows Properties Under Hedges of Foreign Exchange Risk				$ 13,500
Number of Canadian properties exposed to foreign currency exchange risk | properties				4
Derivative, Notional Amount				$ 98,100			CAD 100.0
Minimum [Member] | Interest Rate Swap [Member]
Derivative, Notional Amount	$ 60,000
Maximum [Member] | Interest Rate Swap [Member]
Derivative, Notional Amount	$ 300,000
Canada, Dollars | Currency Forward Agreements Member | Net Investment Hedging [Member]
Derivative, Forward Exchange Rate | CAD / $				1.06			1.06	1.13
Derivative, Notional Amount | CAD							CAD 100.0	CAD 100.0
United States of America, Dollars | Currency Forward Agreements Member | Net Investment Hedging [Member]
Derivative, Notional Amount				$ 94,300				CAD 88.1